Income taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 789	$ 761	$ 803
Additions for tax positions related to current year	118	21	37
Additions for tax positions related to prior years	108	59	43
Reductions for tax positions related to prior years	(30)	(49)	(45)
Reductions for settlements			(61)
Reductions for expiration of statute of limitations	(27)	(3)	(16)
Unrecognized tax benefits, ending	958	789	761
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	835	667	593
Interest and penalties, recognized	39	27	(13)
Interest and penalties, accrued	$ 240	$ 201	$ 170